Business Combinations	12 Months Ended
Jun. 30, 2016
Business Combinations

3. Business Combinations

2016 Acquisitions

During January and February 2016, a wholly-owned subsidiary of the Company purchased the remaining interest in a transportation consulting and management services firm and acquired a second transportation consulting services firm. Earnings of the acquired companies were included in the Company’s results of operations from the acquisition dates. Total consideration for both firms approximated $7.2 million consisting of $6.2 million in cash and $1.0 million in common stock. The Company had previously invested $1.7 million in March 2015, to acquire a non-controlling interest in the first transportation consulting and management service firm. The preliminary purchase price allocation consists of net working capital of $0.8 million, equipment of $0.2 million and goodwill of $7.9 million. The allocation of purchase price is preliminary and may change upon the final determination of working capital and the allocation of intangibles. Approximately $0.1 million of acquisition related costs have been recognized as an expense in the statement of operations during fiscal year 2016. The goodwill attributable to these acquisitions includes the opportunity to expand within the market place and other key competitive advantages. None of the goodwill related to these acquisitions is deductible for tax purposes.

2015 Acquisition

On December 5, 2014 the Company acquired certain assets and a contract of Dalton Bus Lines in Ontario, Canada. Earnings of the acquired company were included in the Company’s results of operations from the acquisition date. The aggregate purchase price of these assets was approximately $0.4 million.

The purchase price consisted of $0.4 million in cash. Identifiable intangible assets consisted primarily of a non compete agreement that will be amortized over 3 years. The fair value of the assets acquired was greater than the purchase price; therefore the Company recognized a gain of approximately $0.1 million which is included in the statement of operations for fiscal year 2015. Approximately three thousand dollars of acquisition-related costs were recognized as an expense in the statement of operations during fiscal year 2015.

The proforma impact of these acquisitions was immaterial to the Company’s consolidated financial statements.